PROVISIONS AND CONTINGENT LIABILITIES - Narrative (Details) ৳ in Millions, $ in Millions	Mar. 02, 2021	Feb. 20, 2018	Apr. 27, 2016 action	Aug. 13, 2015	May 18, 2015 USD ($) sim_card	Apr. 01, 2012 USD ($) sim_card operator	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 26, 2023 USD ($)	Jun. 26, 2023 BDT (৳)	Nov. 20, 2017 USD ($)	Nov. 20, 2017 BDT (৳)	May 18, 2015 BDT (৳)	Apr. 01, 2012 BDT (৳)
Disclosure of other provisions [line items]
Tax and interest claim amount									$ 74	৳ 8,231,000
Interest claim									$ 39	৳ 4,307,000
Threshold value of other individual contingencies for disclosure | $							$ 5
Total value of all other individual contingencies above threshold other than amounts already disclosed | $							211	$ 205
VEON - Securities Class Action
Disclosure of other provisions [line items]
Number of class action lawsuits filed against the company | action			2
VAT on Replacement SIMs | Banglalink Digital Communications Limited
Disclosure of other provisions [line items]
Legal provisions | $							8	$ 8
ADG Arbitration Claim | Minimum
Disclosure of other provisions [line items]
Damages sought | $							$ 200
NBR | VAT on Replacement SIMs | Banglalink Digital Communications Limited
Disclosure of other provisions [line items]
Unpaid SIM tax						$ 65								৳ 7,740
Number of random SIM cards purchased by NBR | sim_card						5
Total number of SIM cards issued | sim_card						7,021,834
Number of other operators that received notices | operator						3
Percentage of exposure of the original demand						8.50%
Assessed SIM tax liability						$ 64								৳ 7,620
LTU | VAT on Replacement SIMs | Banglalink Digital Communications Limited
Disclosure of other provisions [line items]
Unpaid SIM tax											$ 14	৳ 1,690
Number of random SIM cards purchased by Review Committee | sim_card						1,200
Percentage of incorrectly registered SIM cards						4.83%
Number of SIM cards incorrectly issued | sim_card					6,887,633
SIM tax payable on incorrectly issued SIM cards					$ 44								৳ 5,320
Percentage of SIM tax deposited	10.00%	10.00%		10.00%